Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Repurchase of shares (in shares)	11,651	0	4,220
Shares of treasury stock sold (in shares)	12,252	3,889	2,957
Cash dividends declared per share (in dollars per share)	$ 0.73	$ 0.51	$ 0.52
Stock option exercise, shares repurchased and retired (in shares)	12,144